UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  5/1/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      555,206
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Expedia, Inc.                      COMM           30212P303    8,343   249,498 SH       SOLE                  249,498      0    0
Google Inc.                        COMM           38259P508   35,012    54,600 SH       SOLE                   54,600      0    0
iShares Russell 2000 Index Fund    COMM           464287655   45,131   545,000 SH  PUT  SOLE                  545,000      0    0
Life Time Fitness, Inc.            COMM           53217R207    5,057   100,000 SH       SOLE                  100,000      0    0
Microsoft Corporation              COMM           594918104   57,962 1,797,000 SH       SOLE                1,797,000      0    0
Microsoft Corporation              COMM           594918104   16,128   500,000 SH  CALL SOLE                  500,000      0    0
Molson Coors Brewing Company       COMM           60871R209    9,083   200,737 SH       SOLE                  200,737      0    0
Motorola Mobility Holdings Inc.    COMM           620097105    5,886   150,000 SH       SOLE                  150,000      0    0
National Presto Industries, Inc.   COMM           637215104       99     1,300 SH       SOLE                    1,300      0    0
Newell Rubbermaid Inc.             COMM           651229106   30,063 1,688,000 SH       SOLE                1,688,000      0    0
News Corporation                   COMM           65248E203   64,523 3,231,000 SH       SOLE                3,231,000      0    0
Nielsen Holdings N.V.              COMM           N63218106   13,047   432,880 SH       SOLE                  432,880      0    0
Oracle Corporation                 COMM           68389X105   49,674 1,703,500 SH       SOLE                1,703,500      0    0
Oracle Corporation                 COMM           68389X105   21,870   750,000 SH  PUT  SOLE                  750,000      0    0
PNC Financial Services Group, Inc. COMM           693475121    4,385    68,000 SH  CALL SOLE                   68,000      0    0
Progressive Waste Solutions Ltd.   COMM           74339G101   36,408 1,679,315 SH       SOLE                1,679,315      0    0
State Street Corporation           COMM           857477103   60,691 1,333,875 SH       SOLE                1,333,875      0    0
The Charles Schwab Corporation     COMM           808513105   34,330 2,389,000 SH       SOLE                2,389,000      0    0
Visa Inc.                          COMM           92826C839   57,514   487,404 SH       SOLE                  487,404      0    0